Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Significant components of the Company’s and its subsidiaries’ assets are as follows

	As of December 31,
	2016	2015
	(in thousands)
Deferred tax assets
Israeli subsidiary net-operating-loss carry forward	$6,003	$3,251
Maltese subsidiary net-operating-loss carry forward	4,609	4,608
Israeli subsidiary capital-loss carry forward	407	-
Other reserves and allowances	82	56
Total deferred-tax assets	10,111	7,915
Valuation allowance	(11,101)	(7,915)
Net deferred-tax assets	$–	$–

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the Company’s effective tax expense to the Company’s theoretical statutory tax benefit is as follows.

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Loss before taxes on income, as reported in the consolidated statements of operations	$16,847	$10,622	$9,102

Statutory tax rate	25%	26.5%	26.5%

Theoretical tax benefit	4,212	2,815	2,412
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(4,212)	(2,815)	(2,412)
Tax withheld from upfront payment from Samil	105	-	-
Others	1	-	1

Actual tax expense	$106	$-	$1